Units Outstanding (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Units Outstanding [Abstract]
Changes in units outstanding
Changes in units outstanding during the six-month period ended June 30, 2013 were as follows:

Outstanding as of December 31, 2012	277,600,901
Options exercised	778,739
Units issued	—
Units retired	(4,747)
Units forfeited	—
Outstanding as of June 30, 2013	278,374,893

Changes in units outstanding for the years ended December 31, 2012 and 2011 were as follows:

	2012	2011

Outstanding as of January 1,	277,847,588	278,115,232
Options exercised	—	86,543
Units issued	—	—
Units retired	(246,687)	(354,187)
Units forfeited	—	—
Outstanding as of December 31,	277,600,901	277,847,588